Related-Party and Party-In-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 10,110,935,773	$ 9,167,476,568
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan shares held (in shares)	35,939,237	37,230,479
Investments, at fair value	$ 3,133,901,439	$ 3,064,813,002
Cost basis	3,056,786,025	$ 2,698,434,513
Dividend income	$ 119,445,785